STOCK OPTIONS AND WARRANTS (Details Narrative)	12 Months Ended
Dec. 31, 2015 shares
Stock Options And Warrants Details Narrative
Authorized issuance of restricted Common Stock	19,491,375
Issuance of restricted Common Stock	750,000